Derivative Financial Instruments designated to Hedge Accounting (Details Text) - Not later than one year [member] - EUR (€) € in Thousands	Dec. 31, 2025	Jan. 31, 2025	Dec. 31, 2024
Interest Rate CDI [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Borrowings agreement			€ 100,000
SWAP | 1st [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Borrowings, interest rate		4.08%
Borrowings agreement		€ 150
SWAP | 2nd [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Borrowings, interest rate	3.15%
Borrowings agreement	€ 110,000